Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000246764 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000246764 [Member] | Toronto Dominion Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000246764 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000246764 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000246764 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000246764 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000246764 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000246764 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000246764 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000246764 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[1]
C000246764 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[2]
C000246764 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000246764 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000246764 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246764 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000246764 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246764 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000246764 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246764 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246764 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246764 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246764 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000257712 [Member] | iShares MSCI India ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3],[4]
C000257712 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3],[4]
C000257712 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3],[4]
C000257712 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3],[4]
C000257712 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3],[4]
C000257712 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3],[4]
C000257712 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3],[4]
C000257712 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3],[4]
C000257712 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3],[4]
C000257712 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3],[4]
C000257712 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000257712 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000257712 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257712 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000257712 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000257712 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257712 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000257712 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257712 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257712 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257712 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000257712 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000257713 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[6]
C000257713 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000257713 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000257713 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000257713 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000257713 [Member] | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000257713 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000257713 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000257713 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000257713 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[6]
C000257713 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000257713 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000257713 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257713 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257713 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000257713 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000257713 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000257713 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257713 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000257713 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000257713 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000257713 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes short-term securities.
[4]	Excludes underlying investments in equity swaps.
[5]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[6]	Excludes short-term securities, short investments and options, if any.
[7]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.